BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 18, 2015	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 29, 2017	Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Short term liabilities		$ 9,270,136			$ 8,408,910	$ 8,842,949
Long term liabilities		1,619,546			1,653,139	2,149,892
Allowance for doubtful accounts		0			0	140,946
Stock based fees paid to client				$ 1,299,963	1,299,963
Net loss		(646,302)	$ (403,197)		(2,667,937)	(6,376,468)
Cash used in operations		(1,044,732)	(499,293)		175,243	(3,636,327)
Net increase (decrease) in cash		(1,175,677)	(588,099)		(236,676)	(32,708)
Cash		1,985,940	$ 2,810,194		3,161,617	3,398,293		$ 3,431,001
Working capital deficit		3,145,962			2,648,881
Shareholder deficit		(4,350,272)			(3,789,060)	$ (2,647,308)		$ (1,253,749)
Co-Investment Fund II L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Funding commitment							$ 2,000,000
Reseller Agreement
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Term of reseller agreement	5 years
Reseller fee	$ 2,500,000				500,000
Deferred revenue		2,000,000			2,000,000
Short term liabilities		500,000			500,000
Long term liabilities		$ 1,500,000			$ 1,500,000
Reseller Agreement | Between September 1 2016 And August 31 2017
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	2,000,000
Reseller Agreement | Between September 1 2017 And August 31 2018
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	1,500,000
Reseller Agreement | Between September 1 2018 And August 31 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	$ 1,000,000